Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015
Current Assets:
Cash and cash equivalents	$ 87,973	$ 200,279	$ 80,598
Accounts receivable, less allowance for doubtful accounts of $1,006 and $1,173, respectively	158,952	192,090	216,992
Inventories, net (see Note 4)	178,836	161,465	161,924
Assets held for sale (see Note 18)	3,313	6,680	3,313
Prepaid expenses and other current assets	18,818	22,407	18,665
Total current assets	447,892	582,921	481,492
Property, plant and equipment, net (see Note 5)	198,062	202,692	224,284
Intangible assets, net (see Note 6)	249,349	254,937	277,175
Goodwill (see Note 6)	115,829	115,829	115,829
Deferred income taxes	944	945	1,087
Non-trade receivables	7,160	7,244	13,932
Total Assets	1,019,236	1,164,568	1,113,799
Current Liabilities:
Short-term debt and current maturities of long-term debt (see Note 8)	4,228	1,267	2,864
Accounts payable	102,315	114,118	109,847
Income tax payable	4,410	2,326	515
Accrued and other current liabilities (see Note 7)	66,175	87,111	97,272
Total current liabilities	177,128	204,822	210,498
Long-term debt (see Note 8)	489,519	629,046	649,344
Deferred income taxes	12,475	12,834	14,557
Other long-term tax liabilities	6,838	6,838	13,319
Pension liabilities (see Note 10)	34,935	35,172	28,126
Other long-term liabilities	17,886	18,610	41,678
Total Liabilities	738,781	907,322	957,522
Equity:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 62,458,367 and 62,453,437 shares issued and outstanding, respectively	632	626	626
Treasury stock, held at cost, 260,900 and 260,900 shares, respectively	(2,580)	(2,580)	(2,580)
Additional paid-in capital	405,687	398,292	352,505
Accumulated deficit	(95,760)	(113,142)	(173,241)
Accumulated other comprehensive loss	(27,524)	(25,950)	(21,033)
Total Equity	280,455	257,246	156,277
Total Liabilities and Equity	$ 1,019,236	$ 1,164,568	$ 1,113,799